Equity - Summary of Cash Flows Statements (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	$ (1,244,833)	$ 881,468
Net cash flows provided by (used in) investing activities	(18,690)	(29,614)
Net cash flows provided by (used in) financing activities	851,985	1,885,424
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(312,924)	2,813,004
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	(147,595)	(165,240)
Net cash flows provided by (used in) investing activities	109,378	122,454
Net cash flows provided by (used in) financing activities	72,569	81,245
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ 34,352	$ 38,459